Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of Group's derivative financial liabilities to the contractual maturity date.
	06.30.2026
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	73,275	21,487	1,746	1,606	-	98,114
Borrowings	175,712	71,889	13	75,831	683,254	1,006,699
Lease liabilities	6,108	1,992	1,359	1,030	17,914	28,403
Total	255,095	95,368	3,118	78,467	701,168	1,133,216

	06.30.2025
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	75,919	45	5,434	4	1	81,403
Borrowings	183,409	66,599	77,830	-	536,387	864,225
Lease liabilities	7,336	3,124	572	520	832	12,384
Derivative Financial Instruments	65	-	-	-	-	65
Total	266,729	69,768	83,836	524	537,220	958,077

Schedule of Group's key metrics in relation to managing its capital structure
	06.30.2026	06.30.2025
Gearing ratio (i)	30.63%	29.09%
Debt ratio (ii)	27.11%	25.29%